Fair Value Measurements - Additional Information (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Level 3 [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Contingent Consideration Payable	$ 9,200